Financial risk management objectives and policies - Summary of Change in Interest Rates on Financial Liabilities (Detail) - INR ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) BasisPoints	Mar. 31, 2021 INR (₨) BasisPoints	Mar. 31, 2020 INR (₨) BasisPoints
Disclosure Of Change In Interest Rates On Financial Liabilities Explanatory [Line Items]
Increase / decrease in basis points | BasisPoints	50	50	50
Effect on profit before tax | ₨	₨ 361	₨ 646	₨ 615